UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 96.8%
--------------------------------------------------------------------------------
                                                          SHARES         VALUE
                                                         --------       -------
  AUSTRALIA - 3.8%
     CSL (A)                                               135,000  $  4,208,286
     Santos (A)                                            450,000     4,915,331
                                                                    ------------
                                                                       9,123,617
                                                                    ------------
  AUSTRIA - 1.3%
     Wienerberger (A)                                       70,000     3,199,468
                                                                    ------------

  BRAZIL - 2.5%
     Cia Vale do Rio Doce ADR                              200,000     5,996,000
                                                                    ------------

  FINLAND - 2.1%
     Nokia (A)                                             140,000     5,133,996
                                                                    ------------

  FRANCE - 10.3%
     AXA (A)                                               110,000     3,762,719
     BNP Paribas (A)                                        40,000     3,951,502
     Cie Generale de Geophysique-Veritas * (A)              15,000     3,494,455
     Sanofi-Aventis (A) (B)                                 45,000     3,654,614
     Total (A)                                              75,000     5,436,001
     Vivendi (A)                                           115,000     4,614,990
                                                                    ------------
                                                                      24,914,281
                                                                    ------------
  GERMANY - 7.5%
     Allianz (A)                                            21,000     3,727,538
     Bayerische Motoren Werke (A)                           50,000     2,734,418
     Continental (A)                                        32,000     3,308,955
     E.ON (A)                                               25,000     4,585,045
     MAN (A)                                                30,000     3,683,082
                                                                    ------------
                                                                      18,039,038
                                                                    ------------
  GREECE - 1.3%
     EFG Eurobank Ergasias (A)                             108,000     3,037,568
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES         VALUE
                                                         --------       -------
  HONG KONG - 1.1%
     Great Eagle Holdings (A)                              800,000  $  2,691,967
                                                                    ------------

  INDIA - 1.3%
     Infosys Technologies (B)                               75,000     3,105,000
                                                                    ------------

  ISRAEL - 1.9%
     Teva Pharmaceutical Industries                        100,000     4,604,000
                                                                    ------------

  ITALY - 3.2%
     Telecom Italia, Ordinary Shares (A)                   800,000     2,419,950
     Telecom Italia, Savings Shares (A)                    675,000     1,543,838
     UniCredit Italiano (A)                                504,000     3,719,896
                                                                    ------------
                                                                       7,683,684
                                                                    ------------
  JAPAN - 23.8%
     Asahi Breweries (A)                                   225,000     3,976,509
     Asahi Glass (A)                                       350,000     4,403,949
     Astellas Pharma (A)                                   100,000     4,338,529
     Canon (A)                                              70,000     2,968,072
     East Japan Railway (A)                                    800     6,658,712
     Fanuc (A)                                              40,000     3,550,746
     Komatsu (A)                                           170,000     4,145,252
     Kubota (A)                                            350,000     2,525,662
     Lawson (B)                                            110,000     3,925,617
     Mitsubishi UFJ Financial Group (A)                    400,000     3,965,331
     Nippon Oil (A)                                        500,000     3,392,466
     Nippon Yusen (A)                                      400,000     3,276,403
     Nissan Chemical Industries (A)                        300,000     3,713,105
     Osaka Gas (A)                                         810,000     3,105,650
     Shionogi (B)                                          175,000     3,287,469
                                                                    ------------
                                                                      57,233,472
                                                                    ------------
  NETHERLANDS - 1.7%
     TNT (A)                                               110,000     4,061,663
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES         VALUE
                                                         --------       -------
  NORWAY - 1.1%
     Tandberg (A)                                          160,000  $  2,773,061
                                                                    ------------

  PORTUGAL - 2.0%
     Portugal Telecom (A)                                  375,000     4,810,725
                                                                    ------------

  SINGAPORE - 1.8%
     DBS Group Holdings (A)                                350,000     4,365,425
                                                                    ------------

  SPAIN - 2.8%
     Banco de Sabadell (A) (B)                             335,000     3,140,697
     Inditex (A)                                            70,000     3,502,254
                                                                    ------------
                                                                       6,642,951
                                                                    ------------
  SWEDEN - 1.4%
     Nordea Bank (A)                                       240,000     3,276,218
                                                                    ------------

  SWITZERLAND - 7.5%
     ABB (A)                                               185,000     4,610,902
     Credit Suisse Group (A)                                90,000     5,106,415
     Novartis (A)                                           95,000     4,796,151
     Swiss Reinsurance (A)                                  47,000     3,518,986
                                                                    ------------
                                                                      18,032,454
                                                                    ------------
  TAIWAN - 1.3%
     Taiwan Semiconductor Manufacturing ADR                350,000     3,248,000
                                                                    ------------

  UNITED KINGDOM - 17.1%
     Barclays (A)                                          325,000     3,067,029
     BG Group (A)                                          150,000     3,308,403
     Cadbury Schweppes (A)                                 250,000     2,765,692
     Cadbury Schweppes ADR                                  40,000     1,774,800
     Diageo (A)                                            230,000     4,641,516
     Kingfisher (A)                                      1,100,000     3,213,141
     Lloyds TSB Group (A)                                  425,000     3,710,636
     Persimmon (A)                                         200,000     3,088,272

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES         VALUE
                                                         --------       -------
  UNITED KINGDOM - CONTINUED
     Royal Bank of Scotland Group (A)                      420,000  $  3,237,081
     Royal Dutch Shell, Cl B (A)                            86,199     2,994,659
     Royal Dutch Shell, Cl B ADR                            20,000     1,383,000
     Vedanta Resources (A)                                 110,000     3,992,888
     WPP Group (A)                                         320,000     3,938,160
                                                                    ------------
                                                                      41,115,277
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $167,375,107)                                          233,087,865
                                                                    ------------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 2.5%
--------------------------------------------------------------------------------
     Merrill Lynch Premier Institutional Fund,
        4.244% (C)(D)                                    3,000,000     3,000,000
     Schwab Value Advantage Money Market
        Fund, 4.163% (C)(D)                              3,000,000     3,000,000
                                                                    ------------

     TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $6,000,000)                                              6,000,000
                                                                    ------------

--------------------------------------------------------------------------------
  MASTER NOTE - 1.0%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                         --------
     Bear Stearns, 3.325% (C)
        (Cost $2,500,000)                               $2,500,000     2,500,000
                                                                    ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 4.6%
--------------------------------------------------------------------------------
     Lehman Brothers
        3.205%, dated 01/31/08, to be repurchased on
        02/01/08, repurchase price of $3,071,162
        (collateralized by a U.S. Government
        obligation, par value $3,135,000, 5.500%,
        11/01/37, total market value $3,132,980) (C)     3,070,889     3,070,889

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - CONTINUED
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT         VALUE
                                                         --------       -------
     Morgan Stanley
        2.750%, dated 01/31/08, to be repurchased on
        02/01/08, repurchase price $7,905,680
        (collateralized by a U.S. Treasury
        obligation, par value $4,708,395, 3.625%,
        04/15/28, total market value $8,063,216)        $7,905,076  $  7,905,076
                                                                    ------------

     TOTAL REPURCHASE AGREEMENTS
        (Cost $10,975,965)                                            10,975,965
                                                                    ------------

     TOTAL INVESTMENTS - 104.9%
        (Cost $186,851,072)  +                                      $252,563,830
                                                                    ============

  PERCENTAGES ARE BASED ON NET ASSETS OF $240,708,748.

*    NON-INCOME PRODUCING SECURITY.
(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008, WAS $220,882,141 AND REPRESENTED 91.8% OF NET ASSETS.
(B) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JANUARY 31, 2008 WAS $11,016,693.
(C) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008 WAS $11,570,889.
(D)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.

CL   CLASS

ADR  AMERICAN DEPOSITARY RECEIPT

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $186,851,072, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $71,876,160 AND $(6,163,402), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.






CSM-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.